Income Taxes (Schedule of Components of Deferred Tax Assets) (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 19,981,000	$ 20,538,000
Share issuance costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,064,000	1,167,000
Non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	14,420,000	12,987,000
Provision for site reclamation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	203,000	211,000
Allowable Capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	109,000	43,000
Property and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	135,000	95,000
Exploration and evaluation assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 4,050,000	$ 6,035,000